Shareholder Report, Holdings (Details)	Jun. 30, 2026
Impact Shares NAACP Minority Empowerment ETF | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Impact Shares NAACP Minority Empowerment ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Impact Shares NAACP Minority Empowerment ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Impact Shares NAACP Minority Empowerment ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Impact Shares NAACP Minority Empowerment ETF | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Impact Shares NAACP Minority Empowerment ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Impact Shares NAACP Minority Empowerment ETF | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Impact Shares NAACP Minority Empowerment ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Impact Shares NAACP Minority Empowerment ETF | Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Impact Shares NAACP Minority Empowerment ETF | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Impact Shares NAACP Minority Empowerment ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
Impact Shares NAACP Minority Empowerment ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Impact Shares NAACP Minority Empowerment ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Impact Shares NAACP Minority Empowerment ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Impact Shares NAACP Minority Empowerment ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Impact Shares NAACP Minority Empowerment ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Impact Shares NAACP Minority Empowerment ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Impact Shares NAACP Minority Empowerment ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Impact Shares NAACP Minority Empowerment ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Impact Shares NAACP Minority Empowerment ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Impact Shares NAACP Minority Empowerment ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Impact Shares NAACP Minority Empowerment ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Impact Shares Women's Empowerment ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Impact Shares Women's Empowerment ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Impact Shares Women's Empowerment ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Impact Shares Women's Empowerment ETF | Cisco Systems Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Impact Shares Women's Empowerment ETF | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Impact Shares Women's Empowerment ETF | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Impact Shares Women's Empowerment ETF | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Impact Shares Women's Empowerment ETF | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Impact Shares Women's Empowerment ETF | Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Impact Shares Women's Empowerment ETF | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Impact Shares Women's Empowerment ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Impact Shares Women's Empowerment ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Impact Shares Women's Empowerment ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Impact Shares Women's Empowerment ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Impact Shares Women's Empowerment ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Impact Shares Women's Empowerment ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Impact Shares Women's Empowerment ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Impact Shares Women's Empowerment ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Impact Shares Women's Empowerment ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Impact Shares Women's Empowerment ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Impact Shares Women's Empowerment ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Impact Shares Women's Empowerment ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%